Business Acquisitions - Summary of Purchase Price (Details) - Yunding ¥ in Thousands	1 Months Ended
Jul. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Cash consideration	¥ 1,584
Fair value of the 35% equity interests:
Carrying amount	380
Gain on re-measurement of fair value of noncontrolling equity investment	2,140
Total	¥ 4,104